Reconciliation of Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of Effective Income Tax Rate [Line Items]
U.S. federal statutory rate	35.00%	35.00%	35.00%
State income taxes, net of federal benefit and other	2.10%	2.30%	3.00%
Excess tax benefits from share-based compensation	(1.00%)
Tax effects on foreign income	(0.10%)	(0.30%)	(1.00%)
Effective income tax rate attributable to Watsco, Inc.	36.00%	37.00%	37.00%
Taxes attributable to non-controlling interest	(5.00%)	(5.40%)	(6.40%)
Effective income tax rate	31.00%	31.60%	30.60%